FAIR VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs
Unrealized holding loss on available-for-sale investments	$ 0		$ 0		¥ (4,195)
Investment in convertible borrowings of an unlisted company in Cayman Islands ("Investee B") | Level 3 | Recurring basis
Reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs
Fair value at beginning of the year		¥ 0		¥ 0	3,973
Other than temporary impairment					(3,973)
Fair value at end of the year		¥ 0		¥ 0	¥ 0